Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 16,446,030	$ 2,330,405
Accounts receivable, net	204,879
Inventory	1,439,182
Prepaid expenses and other current assets	3,084,576	289,379
Total current assets	21,174,667	2,619,784
Property and equipment, net	127,139	26,723
Intangible assets, net	3,557,029	1,267,673
Operating lease right-of-use assets	324,238	293,520
Deposits	63,546	7,963
Total assets	25,246,619	4,215,663
Current liabilities
Accounts payable	1,828,508	424,065
Accrued expenses	1,641,553	41,494
Deferred revenue	225,148	49,654
Operating lease liabilities, current portion	310,911	169,275
Total current liabilities	4,006,120	684,488
Earn-out liabilities	660,000
Warrant liabilities	10,130,000
Operating lease liabilities	16,457	129,762
Total liabilities	14,812,577	814,250
Commitments and contingencies (Note 17)
Stockholders’ equity
Preferred stock, $0.0001 par value; 50,000,000 authorized shares; no shares issued and outstanding as of December 31, 2023 and December 31, 2022
Additional paid in capital	72,644,419	12,383,475
Subscription receivable		(99,612)
Accumulated deficit	(62,213,139)	(8,883,952)
Total stockholders’ equity	10,434,042	3,401,413
Total liabilities and stockholders’ equity	25,246,619	4,215,663
Class A Common Stock
Stockholders’ equity
Common stock value	2,441	1,181
Class C Common Stock
Stockholders’ equity
Common stock value	$ 321	$ 321